Offerings	Sep. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	36,225,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 91,686,860.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,037.26
Offering Note	Includes 4,725,000 additional shares that the underwriters have the option to purchase. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 1.00
Amount of Registration Fee	$ 0.00